AMERITAS VARIABLE SEPARATE ACCOUNT VA

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2020
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Variable Separate Account VA

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA (the “Account”) as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 12, 2021

We have served as the Account’s auditor since 1999.

AMERITAS VARIABLE SEPARATE ACCOUNT VA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
237,386.246 shares at $2.52 per share (cost $477,105)	$598,213
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
21,346.421 shares at $34.10 per share (cost $634,657)	727,913
The Alger Portfolios (Alger):
Alger Large Cap Growth Portfolio, Class I-2 (Growth) -
18,346.586 shares at $93.41 per share (cost $949,483)	1,713,755
Alger Mid Cap Growth Portfolio, Class I-2 (MidCap) -
34,109.643 shares at $33.24 per share (cost $634,053)	1,133,805
Alger Small Cap Growth Portfolio, Class I-2 (Small Cap) -
7,892.139 shares at $44.78 per share (cost $178,333)	353,410
DWS Investments VIT Funds (Scudder):
DWS Equity 500 Index VIP Portfolio, Class A (Equity 500) -
56,850.858 shares at $24.97 per share (cost $863,395)	1,419,566
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
17,937.121 shares at $17.39 per share (cost $238,476)	311,927
BNY Mellon Stock Index Fund, Inc. (Dreyfus):
BNY Mellon Stock Index Fund, Inc. Portfolio, Initial Shares (Stock) -
8,485.571 shares at $64.27 per share (cost $268,145)	545,368
Fidelity Variable Insurance Products (Fidelity):
Fidelity(R) VIP Equity-Income Portfolio(SM), Service Class 2 (Equity-Income SC2) -
18,028.618 shares at $23.18 per share (cost $364,081)	417,903
Fidelity(R) VIP High Income Portfolio, Service Class 2 (High Income SC2) -
17,433.929 shares at $5.09 per share (cost $91,376)	88,739
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class 2 (Contrafund SC2) -
11,359.820 shares at $46.73 per share (cost $329,211)	530,844
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
908,616.890 shares at $1.00 per share (cost $908,617)	908,617
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Foreign VIP Fund Portfolio, Class 2 (Foreign Securities) -
15,905.409 shares at $13.28 per share (cost $202,518)	211,224
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Short Duration Bond Portfolio,
Class I (Limited Maturity Bond) -
90,855.198 shares at $10.68 per share (cost $1,039,717)	970,334
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
13,127.847 shares at $39.80 per share (cost $327,667)	522,488

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS VARIABLE SEPARATE ACCOUNT VA
STATEMENTS OF NET ASSETS
DECEMBER 31, 2020

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Neuberger Berman Advisers Management Trust (Neuberger Berman), continued:
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
14,855.831 shares at $30.69 per share (cost $386,394)	$455,925
VanEck VIP Trust (Van Eck):
VanEck VIP Global Hard Assets Fund Portfolio, Initial Class (Hard Assets) -
11,653.553 shares at $22.48 per share (cost $243,375)	261,972
AIM Variable Insurance Funds (AIM):
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund Portfolio,
Series I (Aggressive Growth) -
5,991.911 shares at $106.93 per share (cost $364,609)	640,715
Invesco Oppenheimer V.I. Capital Appreciation Fund Portfolio,
Series I (Capital Appreciation) -
7,782.821 shares at $70.34 per share (cost $350,854)	547,444
Invesco Oppenheimer V.I. Main Street(R) Fund Portfolio,
Series I (Growth & Income) -
23,626.495 shares at $29.91 per share (cost $558,406)	706,668
Invesco Oppenheimer V.I. Global Strategic Income Fund Portfolio,
Series I (Strategic Bond) -
64,684.826 shares at $4.84 per share (cost $321,302)	313,075
Calvert Variable Products, Inc. (Summit):
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
2,887.169 shares at $93.77 per share (cost $219,869)	270,730

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$ 13,650,635

The accompanying notes are an integral part of these financial statements

FS-4

This page left intentionally blank

FS-5

AMERITAS VARIABLE SEPARATE ACCOUNT VA

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$8,226
Mortality and expense risk charge	(4,598)
Net investment income(loss)	3,628

Realized gain(loss) on investments:
Net realized gain distributions	16,976
Net realized gain(loss) on sale of fund shares	10,202
Net realized gain(loss)	27,178

Change in unrealized appreciation/depreciation	43,930

Net increase(decrease) in net assets resulting
from operations	$74,736

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$3,628	$2,408
Net realized gain(loss)	27,178	19,089
Net change in unrealized appreciation/depreciation	43,930	61,251
Net increase(decrease) in net assets resulting
from operations	74,736	82,748

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	133,243	100
Subaccounts transfers (including fixed account), net	(2,181)	20,188
Transfers for policyowner benefits and terminations	(51,268)	(23,091)
Policyowner maintenance charges	(362)	(309)
Net increase(decrease) from policyowner transactions	79,432	(3,112)

Total increase(decrease) in net assets	154,168	79,636
Net assets at beginning of period	444,045	364,409
Net assets at end of period	$598,213	$444,045

The accompanying notes are an integral part of these financial statements.

FS-6

Calvert		Alger

Mid Cap		Growth		MidCap

2020		2020		2020

$2,791		$2,445		$-
(6,221)		(13,158)		(8,435)
(3,430)		(10,713)		(8,435)

46,798		218,595		123,292
692		95,015		26,426
47,490		313,610		149,718

32,768		393,224		309,859

$76,828		$696,121		$451,142

Mid Cap		Growth		MidCap

2020	2019	2020	2019	2020	2019

$(3,430)	$(3,646)	$(10,713)	$(11,615)	$(8,435)	$(7,657)
47,490	53,747	313,610	64,813	149,718	109,416
32,768	104,349	393,224	207,619	309,859	77,674

76,828	154,450	696,121	260,817	451,142	179,433

720	1,370	68,811	4,424	1,582	3,207
8,463	(8,071)	(154,217)	(45,073)	(27,097)	(53,757)
(1,817)	(31,681)	(68,832)	(76,493)	(24,154)	(22,347)
(188)	(221)	(805)	(825)	(414)	(462)
7,178	(38,603)	(155,043)	(117,967)	(50,083)	(73,359)

84,006	115,847	541,078	142,850	401,059	106,074
643,907	528,060	1,172,677	1,029,827	732,746	626,672
$727,913	$643,907	$1,713,755	$1,172,677	$1,133,805	$732,746

FS-7

AMERITAS VARIABLE SEPARATE ACCOUNT VA

FOR THE PERIODS ENDED DECEMBER 31

	Alger

	Small Cap

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,963
Mortality and expense risk charge	(2,695)
Net investment income(loss)	268

Realized gain(loss) on investments:
Net realized gain distributions	19,878
Net realized gain(loss) on sale of fund shares	15,507
Net realized gain(loss)	35,385

Change in unrealized appreciation/depreciation	108,297

Net increase(decrease) in net assets resulting
from operations	$143,950

	Small Cap

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$268	$(2,586)
Net realized gain(loss)	35,385	22,690
Net change in unrealized appreciation/depreciation	108,297	40,082
Net increase(decrease) in net assets resulting
from operations	143,950	60,186

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	82	82
Subaccounts transfers (including fixed account), net	(10,188)	(8,179)
Transfers for policyowner benefits and terminations	(31,313)	(23,321)
Policyowner maintenance charges	(105)	(132)
Net increase(decrease) from policyowner transactions	(41,524)	(31,550)

Total increase(decrease) in net assets	102,426	28,636
Net assets at beginning of period	250,984	222,348
Net assets at end of period	$353,410	$250,984

The accompanying notes are an integral part of these financial statements.

FS-8

Scudder				Dreyfus

Equity 500		Small Cap		Stock

2020		2020		2020

$20,571		$2,892		$7,838
(11,890)		(2,481)		(4,670)
8,681		411		3,168

72,171		26,766		31,176
45,681		450		24,535
117,852		27,216		55,711

65,791		26,772		22,557

$192,324		$54,399		$81,436

Equity 500		Small Cap		Stock

2020	2019	2020	2019	2020	2019

$8,681	$13,142	$411	$50	$3,168	$3,543
117,852	137,538	27,216	29,890	55,711	52,638
65,791	187,909	26,772	27,793	22,557	70,298

192,324	338,589	54,399	57,733	81,436	126,479

363	2,430	84	576	-	-
(46,402)	(88,041)	(8,821)	(15,695)	-	(28,780)
(69,976)	(124,418)	(5,744)	(12,410)	(48,464)	(25,966)
(688)	(849)	(111)	(151)	(175)	(257)
(116,703)	(210,878)	(14,592)	(27,680)	(48,639)	(55,003)

75,621	127,711	39,807	30,053	32,797	71,476
1,343,945	1,216,234	272,120	242,067	512,571	441,095
$1,419,566	$1,343,945	$311,927	$272,120	$545,368	$512,571

FS-9

AMERITAS VARIABLE SEPARATE ACCOUNT VA

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity
	Equity-Income
	SC2

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,084
Mortality and expense risk charge	(3,518)
Net investment income(loss)	2,566

Realized gain(loss) on investments:
Net realized gain distributions	16,872
Net realized gain(loss) on sale of fund shares	(3,001)
Net realized gain(loss)	13,871

Change in unrealized appreciation/depreciation	3,270

Net increase(decrease) in net assets resulting
from operations	$19,707

	Equity-Income SC2

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,566	$3,098
Net realized gain(loss)	13,871	35,008
Net change in unrealized appreciation/depreciation	3,270	55,483
Net increase(decrease) in net assets resulting
from operations	19,707	93,589

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	109	1,918
Subaccounts transfers (including fixed account), net	12,172	(61,415)
Transfers for policyowner benefits and terminations	(7,665)	(24,034)
Policyowner maintenance charges	(231)	(278)
Net increase(decrease) from policyowner transactions	4,385	(83,809)

Total increase(decrease) in net assets	24,092	9,780
Net assets at beginning of period	393,811	384,031
Net assets at end of period	$417,903	$393,811

The accompanying notes are an integral part of these financial statements.

FS-10

Fidelity
High Income		Contrafund
SC2		SC2		Money Market

2020		2020		2020

$4,223		$314		$2,667
(873)		(4,712)		(7,697)
3,350		(4,398)		(5,030)

-		2,168		-
(418)		17,357		-
(418)		19,525		-

(2,002)		107,403		-

$930		$122,530		$(5,030)

High Income SC2		Contrafund SC2		Money Market

2020	2019	2020	2019	2020	2019

$3,350	$3,613	$(4,398)	$(3,268)	$(5,030)	$8,009
(418)	(67)	19,525	55,609	-	-
(2,002)	6,590	107,403	43,633	-	-

930	10,136	122,530	95,974	(5,030)	8,009

-	-	66,621	-	875	954
2,698	33,977	(25,936)	(32,094)	160,167	344,486
(5,792)	(7,126)	(10,459)	(25,829)	(81,688)	(362,946)
(56)	(60)	(185)	(174)	(672)	(692)
(3,150)	26,791	30,041	(58,097)	78,682	(18,198)

(2,220)	36,927	152,571	37,877	73,652	(10,189)
90,959	54,032	378,273	340,396	834,965	845,154
$88,739	$90,959	$530,844	$378,273	$908,617	$834,965

FS-11

AMERITAS VARIABLE SEPARATE ACCOUNT VA

FOR THE PERIODS ENDED DECEMBER 31

	Franklin Templeton
	Foreign
	Securities

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,312
Mortality and expense risk charge	(1,762)
Net investment income(loss)	4,550

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(5,105)
Net realized gain(loss)	(5,105)

Change in unrealized appreciation/depreciation	(5,007)

Net increase(decrease) in net assets resulting
from operations	$(5,562)

	Foreign Securities

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,550	$1,553
Net realized gain(loss)	(5,105)	1,845
Net change in unrealized appreciation/depreciation	(5,007)	20,257
Net increase(decrease) in net assets resulting
from operations	(5,562)	23,655

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	59	128
Subaccounts transfers (including fixed account), net	(4,367)	(4,136)
Transfers for policyowner benefits and terminations	(1,344)	(22,045)
Policyowner maintenance charges	(117)	(141)
Net increase(decrease) from policyowner transactions	(5,769)	(26,194)

Total increase(decrease) in net assets	(11,331)	(2,539)
Net assets at beginning of period	222,555	225,094
Net assets at end of period	$211,224	$222,555

The accompanying notes are an integral part of these financial statements.

FS-12

Neuberger Berman
Limited
Maturity Bond		Mid-Cap		Equity

2020		2020		2020

$21,594		$-		$2,425
(8,659)		(4,414)		(3,819)
12,935		(4,414)		(1,394)

-		22,074		16,658
(27,431)		23,522		(7,820)
(27,431)		45,596		8,838

35,054		113,738		55,173

$20,558		$154,920		$62,617

Limited Maturity Bond		Mid-Cap		Equity

2020	2019	2020	2019	2020	2019

$12,935	$10,492	$(4,414)	$(4,559)	$(1,394)	$(1,128)
(27,431)	(14,938)	45,596	42,532	8,838	23,638
35,054	32,344	113,738	80,634	55,173	14,358

20,558	27,898	154,920	118,607	62,617	36,868

380	3,433	127	160	191	654
(65,070)	(22,309)	(51,376)	(46,049)	(50,863)	434,572
(38,147)	(54,322)	(33,906)	(15,172)	(13,942)	(13,701)
(681)	(714)	(301)	(342)	(300)	(171)
(103,518)	(73,912)	(85,456)	(61,403)	(64,914)	421,354

(82,960)	(46,014)	69,464	57,204	(2,297)	458,222
1,053,294	1,099,308	453,024	395,820	458,222	-
$970,334	$1,053,294	$522,488	$453,024	$455,925	$458,222

FS-13

AMERITAS VARIABLE SEPARATE ACCOUNT VA

FOR THE PERIODS ENDED DECEMBER 31

	Van Eck

	Hard Assets

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,002
Mortality and expense risk charge	(2,009)
Net investment income(loss)	(7)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(20,389)
Net realized gain(loss)	(20,389)

Change in unrealized appreciation/depreciation	61,883

Net increase(decrease) in net assets resulting
from operations	$41,487

	Hard Assets

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(7)	$(2,264)
Net realized gain(loss)	(20,389)	(6,615)
Net change in unrealized appreciation/depreciation	61,883	33,189
Net increase(decrease) in net assets resulting
from operations	41,487	24,310

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	109	698
Subaccounts transfers (including fixed account), net	(18,432)	19,964
Transfers for policyowner benefits and terminations	(5,572)	(14,529)
Policyowner maintenance charges	(149)	(181)
Net increase(decrease) from policyowner transactions	(24,044)	5,952

Total increase(decrease) in net assets	17,443	30,262
Net assets at beginning of period	244,529	214,267
Net assets at end of period	$261,972	$244,529

The accompanying notes are an integral part of these financial statements.

FS-14

AIM
Aggressive		Capital
Growth		Appreciation		Growth & Income

2020		2020		2020

$176		$-		$9,399
(4,992)		(4,661)		(6,180)
(4,816)		(4,661)		3,219

36,690		69,878		61,897
24,093		24,828		17,945
60,783		94,706		79,842

122,789		57,660		(6,667)

$178,756		$147,705		$76,394

Aggressive Growth		Capital Appreciation		Growth & Income

2020	2019	2020	2019	2020	2019

$(4,816)	$(4,769)	$(4,661)	$(4,390)	$3,219	$464
60,783	94,417	94,706	69,106	79,842	144,920
122,789	54,553	57,660	66,940	(6,667)	40,497

178,756	144,201	147,705	131,656	76,394	185,881

69,922	3,670	120	1,550	417	786
(26,399)	(45,130)	(31,194)	(16,564)	(17,218)	(42,109)
(42,834)	(46,625)	(31,442)	(55,756)	(62,750)	(77,471)
(250)	(295)	(191)	(219)	(512)	(605)
439	(88,380)	(62,707)	(70,989)	(80,063)	(119,399)

179,195	55,821	84,998	60,667	(3,669)	66,482
461,520	405,699	462,446	401,779	710,337	643,855
$640,715	$461,520	$547,444	$462,446	$706,668	$710,337

FS-15

AMERITAS VARIABLE SEPARATE ACCOUNT VA

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Strategic Bond

	2020
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$17,017
Mortality and expense risk charge	(2,742)
Net investment income(loss)	14,275

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(5,075)
Net realized gain(loss)	(5,075)

Change in unrealized appreciation/depreciation	(5,401)

Net increase(decrease) in net assets resulting
from operations	$3,799

	Strategic Bond

STATEMENTS OF CHANGES IN NET ASSETS	2020	2019
Increase(decrease) in net assets from operations:
Net investment income(loss)	$14,275	$9,760
Net realized gain(loss)	(5,075)	(1,907)
Net change in unrealized appreciation/depreciation	(5,401)	24,172
Net increase(decrease) in net assets resulting
from operations	3,799	32,025

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	81	1,059
Subaccounts transfers (including fixed account), net	(16,282)	(7,834)
Transfers for policyowner benefits and terminations	(4,780)	(37,080)
Policyowner maintenance charges	(218)	(235)
Net increase(decrease) from policyowner transactions	(21,199)	(44,090)

Total increase(decrease) in net assets	(17,400)	(12,065)
Net assets at beginning of period	330,475	342,540
Net assets at end of period	$313,075	$330,475

The accompanying notes are an integral part of these financial statements.

FS-16

Summit

EAFE Intl.

2020

$7,931
(2,284)
5,647

-
1,543
1,543

10,580

$17,770

EAFE Intl.

2020	2019

$5,647	$3,885
1,543	2,627
10,580	37,258

17,770	43,770

-	50
1,866	1,613
(645)	(14,685)
(62)	(83)
1,159	(13,105)

18,929	30,665
251,801	221,136
$270,730	$251,801

FS-17

This page intentionally left blank.

FS-18

AMERITAS VARIABLE SEPARATE ACCOUNT VA NOTES TO FINANCIAL STATEMENTS FOR THE PERIODS ENDED DECEMBER 31, 2020 AND 2019

1. ORGANIZATION

Ameritas Variable Separate Account VA (the "Account") began operations during 2002. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The separate account was formerly Acacia National Variable Annuity Insurance Separate Account II which began operations on December 1, 1995. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable annuity products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2020, there are twenty-two subaccounts within the Account listed as follows:

Calvert Research and Management	Fidelity Management & Research
(Advisor)	Company LLC (formerly Fidelity
Calvert (Fund Series short cite)	Management & Research Company)
*Balanced (Subaccount short cite)	Fidelity
*Mid Cap	*Equity-Income SC2
*High Income SC2
Fred Alger Management, LLC	*Contrafund SC2
(formerly Fred Alger Management, Inc.)	*Money Market
Alger
*Growth	Templeton Investment Counsel, LLC
*MidCap	Franklin Templeton
*Small Cap	*Foreign Securities

DWS Investment Management	Neuberger Berman Investment Advisers LLC
Americas, Inc.	Neuberger Berman
Scudder	*Limited Maturity Bond
*Equity 500	*Mid-Cap
*Small Cap	*Equity
(Commenced April 29, 2019)
BNY Mellon Investment Adviser, Inc.
Dreyfus	Van Eck Associates Corporation
*Stock	Van Eck
*Hard Assets

FS-19

1. ORGANIZATION, continued

Invesco Advisers, Inc.	Calvert Research and Management
AIM	Summit
*Aggressive Growth	*EAFE Intl.
*Capital Appreciation
*Growth & Income
*Strategic Bond

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-20

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-21

3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2020 were as follows:

	Purchases	Sales
Calvert:
Balanced	$160,359	$60,323
Mid Cap	68,070	17,524

Alger:
Growth	291,747	238,908
MidCap	136,636	71,863
Small Cap	24,258	45,636

Scudder:
Equity 500	129,679	165,529
Small Cap	53,334	40,749

Dreyfus:
Stock	38,964	53,259

Fidelity:
Equity-Income SC2	52,859	29,036
High Income SC2	7,211	7,011
Contrafund SC2	80,764	52,954
Money Market	387,437	313,785

Franklin Templeton:
Foreign Securities	37,088	38,308

Neuberger Berman:
Limited Maturity Bond	182,292	272,875
Mid-Cap	38,300	106,096
Equity	48,399	98,048

Van Eck:
Hard Assets	30,847	54,898

AIM:
Aggressive Growth	110,167	77,853
Capital Appreciation	76,761	74,251
Growth & Income	96,816	111,763
Strategic Bond	36,184	43,107

Summit:
EAFE Intl.	20,788	13,982

FS-22

4. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2020, these fees range between .80 percent and 1.30 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $42 per policy annually or as rider charges taken as a percent of net assets of .10 percent to .50 percent annualized, depending on the product and options selected.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-23

4. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2020	3.77	3.88	156,193	598,213	1.72	0.80	1.10	5.68	8.48
2019	3.30	3.38	132,718	444,045	1.60	0.85	1.15	3.48	17.04
2018	2.67	2.73	134,703	364,409	1.79	0.90	1.20	(4.57)	4.92
2017	2.77	3.67	172,984	488,218	2.03	0.95	1.25	8.75	10.95
2016	3.31	24.83	174,762	443,978	1.77	0.95	1.30	5.36	6.84

Mid Cap
2020	81.13	83.80	8,823	727,913	0.45	0.80	1.15	(18.47)	13.28
2019	72.81	74.94	8,711	643,907	0.45	0.85	1.20	5.98	15.50
2018	55.89	57.33	9,323	528,060	0.53	0.90	1.25	(4.70)	3.12
2017	34.36	60.85	10,341	617,556	0.70	0.95	1.30	3.52	10.60
2016	31.18	55.01	10,526	561,944	-	0.95	1.30	5.86	6.23

Alger:
Growth
2020	180.01	185.94	9,363	1,713,755	0.18	0.80	1.15	8.50	14.73
2019	108.57	111.75	10,637	1,172,677	-	0.85	1.20	8.13	13.31
2018	41.80	88.12	11,826	1,029,827	-	0.90	1.30	(5.53)	(0.19)
2017	41.44	82.02	13,545	1,161,925	-	0.95	1.30	16.54	27.26
2016	32.67	64.45	14,729	983,230	-	0.95	1.30	(2.11)	(1.76)

MidCap
2020	45.77	47.27	23,832	1,133,805	-	0.80	1.15	1.84	14.37
2019	28.00	28.83	25,226	732,746	-	0.85	1.20	5.22	22.00
2018	22.24	44.40	27,781	626,672	-	0.90	1.30	(14.52)	(0.28)
2017	43.44	48.60	30,442	754,253	-	0.95	1.30	12.07	28.57
2016	33.78	37.93	32,352	630,159	-	0.95	1.30	(0.33)	0.02

Small Cap
2020	122.72	126.75	2,842	353,410	1.06	0.80	1.15	3.94	12.25
2019	73.96	76.13	3,352	250,984	-	0.85	1.20	1.51	22.17
2018	29.18	59.14	3,814	222,348	-	0.90	1.30	(4.98)	0.22
2017	29.15	54.33	4,296	248,890	-	0.95	1.30	11.98	27.52
2016	22.93	42.60	4,752	207,443	-	0.95	1.30	4.87	5.24

Scudder:
Equity 500
2020	41.62	42.99	33,248	1,419,566	1.65	0.80	1.15	(11.56)	2.97
2019	35.51	36.55	36,992	1,343,945	2.01	0.85	1.20	1.98	13.34
2018	27.29	27.99	43,630	1,216,234	1.66	0.90	1.25	(5.36)	2.15
2017	29.70	32.18	49,019	1,442,654	1.76	0.95	1.30	7.62	20.39
2016	24.75	26.73	53,541	1,307,400	2.06	0.95	1.30	10.18	10.56

FS-24

4. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Small Cap
2020	31.31	32.19	9,548	311,927	1.14	0.85	1.15	(25.94)	17.23
2019	26.41	27.07	9,902	272,120	1.04	0.90	1.20	14.39	14.89
2018	21.26	31.73	10,979	242,067	0.97	0.95	1.25	(12.07)	5.91
2017	33.47	36.09	11,760	294,786	0.99	0.95	1.30	1.68	13.25
2016	29.65	31.86	13,537	307,499	1.14	0.95	1.30	19.47	19.89

Dreyfus:
Stock
2020	94.92	97.14	5,676	545,368	1.57	0.80	1.05	(0.07)	9.77
2019	80.95	82.64	6,262	512,571	1.70	0.85	1.10	8.38	17.01
2018	62.16	63.30	7,025	441,095	1.65	0.90	1.15	(9.28)	2.89
2017	65.73	66.77	7,533	499,588	1.72	0.95	1.20	4.57	15.06
2016	54.59	55.31	7,589	417,387	2.03	1.00	1.25	4.88	5.82

Fidelity:
Equity-Income SC2
2020	43.28	44.70	9,311	417,903	1.70	0.80	1.15	(17.85)	3.08
2019	40.96	42.16	9,294	393,811	1.78	0.85	1.20	1.49	11.82
2018	32.49	33.33	11,470	384,031	2.02	0.90	1.25	(4.57)	(2.61)
2017	52.11	52.99	12,465	465,591	1.46	0.95	1.30	2.79	11.59
2016	46.86	47.49	13,688	477,018	2.14	0.95	1.30	16.19	16.60

High Income SC2
2020	8.20	8.44	10,369	88,739	4.98	0.85	1.15	(9.65)	1.12
2019	8.07	8.27	10,824	90,959	5.16	0.90	1.20	2.16	8.20
2018	7.09	15.79	7,266	54,032	4.91	0.95	1.25	(4.54)	(1.23)
2017	16.54	17.16	9,454	73,483	5.32	0.95	1.30	3.36	5.91
2016	15.62	16.26	5,521	65,493	5.35	0.95	1.30	12.70	13.09

Contrafund SC2
2020	73.19	74.91	7,129	530,844	0.07	0.90	1.15	(0.04)	29.07
2019	56.62	58.04	6,572	378,273	0.21	0.90	1.20	5.47	16.39
2018	43.49	64.03	7,709	340,396	0.37	0.95	1.25	(7.53)	1.31
2017	66.00	69.24	10,675	518,772	0.77	0.95	1.30	9.12	20.44
2016	54.99	57.49	11,017	467,499	0.58	0.95	1.30	6.34	6.71

Money Market
2020	0.96	0.99	928,367	908,617	0.33	0.80	1.15	(0.16)	(0.11)
2019	0.97	0.99	850,314	834,965	2.00	0.85	1.20	0.13	0.37
2018	0.96	0.98	871,336	845,154	1.64	0.90	1.25	0.02	0.23
2017	0.95	0.97	860,929	828,528	0.68	0.95	1.30	(0.32)	(0.27)
2016	0.96	0.97	796,854	768,809	0.20	0.95	1.30	(1.09)	(0.74)

FS-25

 4. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Franklin Templeton:
Foreign Securities
2020	16.05	16.58	12,535	211,224	3.43	0.80	1.15	(24.87)	1.65
2019	16.36	16.83	13,054	222,555	1.71	0.85	1.20	2.53	3.78
2018	14.66	15.03	14,816	225,094	2.65	0.90	1.25	(2.72)	(0.14)
2017	23.87	29.41	14,608	264,913	2.56	0.95	1.30	10.34	15.60
2016	20.65	25.53	15,400	242,034	1.91	0.95	1.30	5.79	6.16

Neuberger Berman:
Limited Maturity Bond
2020	11.86	12.25	78,367	970,334	2.33	0.80	1.15	(2.21)	0.24
2019	11.54	11.88	87,889	1,053,294	1.98	0.85	1.20	0.24	1.28
2018	11.23	11.52	94,729	1,099,308	1.55	0.90	1.25	(0.69)	0.44
2017	14.38	15.70	98,827	1,143,074	1.43	0.95	1.30	(0.06)	0.34
2016	14.43	15.71	99,456	1,153,019	1.15	0.95	1.30	(0.08)	0.26

Mid-Cap
2020	48.73	49.62	10,616	522,488	-	0.80	1.15	(4.24)	11.34
2019	35.14	35.66	12,786	453,024	-	0.85	1.20	6.71	18.78
2018	26.75	27.05	14,704	395,820	-	0.90	1.25	(11.56)	6.02
2017	28.91	29.13	15,839	459,914	-	0.95	1.30	10.79	24.11
2016	23.38	23.47	15,892	372,172	-	0.95	1.30	3.05	3.41

Equity
2020	33.51	33.71	13,555	455,925	0.61	0.80	1.15	(15.02)	3.40
2019	28.34	28.41	16,143	458,222	0.41	0.85	1.20	(4.52)	1.66
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-
2016	-	-	-	-	-	-	-	-	-

Van Eck:
Hard Assets
2020	23.72	23.74	10,991	261,972	0.94	0.80	1.30	5.75	17.57
2019	19.99	20.19	12,177	244,529	-	0.85	1.30	4.97	10.43
2018	17.96	18.28	11,866	214,267	-	0.90	1.30	(29.21)	(7.09)
2017	25.83	35.21	12,679	320,697	-	0.95	1.30	(2.96)	(2.62)
2016	26.61	36.16	12,081	316,047	0.43	0.95	1.30	41.86	42.35

FS-26

4. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
					Inv.
	Unit			Net Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Aggressive Growth
2020	184.22	188.53	3,441	640,715	0.04	0.85	1.10	0.76	32.80
2019	131.30	134.59	3,465	461,520	-	0.90	1.20	24.09	30.40
2018	89.39	95.00	4,214	405,699	-	0.95	1.25	(6.97)	6.82
2017	33.87	96.09	4,508	465,667	0.03	0.95	1.30	13.78	27.58
2016	26.64	75.31	4,823	384,141	-	0.95	1.30	1.02	1.37

Capital Appreciation
2020	138.18	141.41	3,913	547,444	-	0.85	1.10	9.80	43.91
2019	101.86	103.98	4,488	462,446	0.06	0.90	1.15	11.63	21.70
2018	33.56	76.76	5,273	401,779	0.32	0.95	1.30	(5.18)	(0.44)
2017	78.19	80.68	6,130	498,437	0.23	0.95	1.25	15.42	25.64
2016	28.81	62.24	6,610	427,371	0.42	0.95	1.30	(6.56)	(3.12)

Growth & Income
2020	59.34	61.29	11,614	706,668	1.44	0.80	1.15	(12.57)	2.53
2019	52.46	54.00	13,243	710,337	1.06	0.85	1.20	1.72	16.05
2018	40.05	41.08	15,763	643,855	1.18	0.90	1.25	(6.04)	(0.78)
2017	31.78	49.45	16,526	739,402	1.23	0.95	1.30	8.14	15.81
2016	27.54	42.70	18,050	690,300	1.14	0.95	1.30	10.18	10.56

Strategic Bond
2020	6.84	7.03	44,254	313,075	5.80	0.85	1.15	1.00	1.15
2019	6.66	6.83	48,151	330,475	3.86	0.90	1.20	5.14	5.62
2018	6.06	9.60	55,025	342,540	5.06	0.95	1.25	(5.30)	(2.63)
2017	10.14	24.49	105,479	687,476	2.29	0.95	1.30	3.11	5.27
2016	9.63	23.35	105,174	659,621	5.12	0.95	1.30	5.16	5.53

Summit:
EAFE Intl.
2020	108.82	111.37	2,427	270,730	3.42	0.85	1.10	(7.08)	8.77
2019	101.67	103.79	2,419	251,801	2.63	0.90	1.15	11.02	11.55
2018	84.51	96.31	2,561	221,136	3.21	0.95	1.20	(14.40)	(1.50)
2017	98.66	112.51	3,259	328,160	2.55	0.95	1.25	18.23	23.59
2016	86.99	91.03	3,381	275,326	2.41	0.95	1.30	(0.49)	1.00

FS-27

5. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2020	2019
Calvert:
Balanced
Units issued	329,935	280,096
Units redeemed	(306,460)	(282,081)
Net increase(decrease)	23,475	(1,985)

Mid Cap
Units issued	13,148	13,236
Units redeemed	(13,036)	(13,848)
Net increase(decrease)	112	(612)

Alger:
Growth
Units issued	23,648	28,889
Units redeemed	(24,922)	(30,078)
Net increase(decrease)	(1,274)	(1,189)

MidCap
Units issued	42,021	46,496
Units redeemed	(43,415)	(49,051)
Net increase(decrease)	(1,394)	(2,555)

Small Cap
Units issued	5,931	7,110
Units redeemed	(6,441)	(7,572)
Net increase(decrease)	(510)	(462)

Scudder:
Equity 500
Units issued	103,727	122,122
Units redeemed	(107,471)	(128,760)
Net increase(decrease)	(3,744)	(6,638)

Small Cap
Units issued	26,872	27,212
Units redeemed	(27,226)	(28,289)
Net increase(decrease)	(354)	(1,077)

Dreyfus:
Stock
Units issued	5,958	6,687
Units redeemed	(6,544)	(7,450)
Net increase(decrease)	(586)	(763)

FS-28

5. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Fidelity:
Equity-Income SC2
Units issued	31,904	36,824
Units redeemed	(31,887)	(39,000)
Net increase(decrease)	17	(2,176)

High Income SC2
Units issued	24,115	31,346
Units redeemed	(24,570)	(27,788)
Net increase(decrease)	(455)	3,558

Contrafund SC2
Units issued	9,399	8,640
Units redeemed	(8,842)	(9,777)
Net increase(decrease)	557	(1,137)

Money Market
Units issued	3,084,044	3,358,112
Units redeemed	(3,005,991)	(3,379,134)
Net increase(decrease)	78,053	(21,022)

Franklin Templeton:
Foreign Securities
Units issued	48,508	50,489
Units redeemed	(49,027)	(52,251)
Net increase(decrease)	(519)	(1,762)

Neuberger Berman:
Limited Maturity Bond
Units issued	338,151	385,235
Units redeemed	(347,673)	(392,075)
Net increase(decrease)	(9,522)	(6,840)

Mid-Cap
Units issued	33,461	39,225
Units redeemed	(35,631)	(41,143)
Net increase(decrease)	(2,170)	(1,918)

Equity
Units issued	62,169	64,168
Units redeemed	(64,757)	(48,025)
Net increase(decrease)	(2,588)	16,143

FS-29

5. CHANGES IN UNITS OUTSTANDING, continued

	2020	2019
Van Eck:
Hard Assets
Units issued	50,042	49,319
Units redeemed	(51,228)	(49,008)
Net increase(decrease)	(1,186)	311

AIM:
Aggressive Growth
Units issued	8,814	9,604
Units redeemed	(8,838)	(10,353)
Net increase(decrease)	(24)	(749)

Capital Appreciation
Units issued	9,495	11,057
Units redeemed	(10,070)	(11,842)
Net increase(decrease)	(575)	(785)

Growth & Income
Units issued	39,711	46,068
Units redeemed	(41,340)	(48,588)
Net increase(decrease)	(1,629)	(2,520)

Strategic Bond
Units issued	158,692	180,601
Units redeemed	(162,589)	(187,475)
Net increase(decrease)	(3,897)	(6,874)

Summit:
EAFE Intl.
Units issued	5,779	5,851
Units redeemed	(5,771)	(5,993)
Net increase(decrease)	8	(142)

FS-30